Warrant Liability - Additional Information (Detail)	6 Months Ended
	Jun. 30, 2020 GBP (£) Per_cent Pence shares	Jun. 03, 2020 Pence shares	Dec. 31, 2019 GBP (£)	Jun. 30, 2019 GBP (£) shares	Dec. 31, 2018 GBP (£)
Disclosure of classes of share capital [line items]
Warrants issued | shares		161,048,366
Warrant liability	£ 35,757,000		£ 131,000	£ 225,000	£ 1,006,000
Exercise price per warrants | Pence		34.8
Historical volatility	30 days
Private Placement [Member]
Disclosure of classes of share capital [line items]
Warrants issued | shares		161,048,366
Fair value adjustments of warrants	£ 31,493,032
Warrant price as to share issue price | Per_cent	200
Number of warrants exercised | shares	0
Exercise price per warrants | Pence	34.8
Bank Loan [member]
Disclosure of classes of share capital [line items]
Percentage of ordinary share capital	0.32%
Fair value of the warrants at grant	£ 1,798,502
Warrant liability	£ 184,531		£ 131,069	£ 225,473
Number of warrants outstanding | shares	1,243,908			1,243,908
Warrant [Member]
Disclosure of classes of share capital [line items]
Warrant liability	£ 4,079,813
Warrant [Member] | Private Placement [Member]
Disclosure of classes of share capital [line items]
Warrant liability	£ 35,572,845